Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Fuel Derivatives Outstanding (Details) bbl in Thousands, $ in Millions	12 Months Ended
	Nov. 30, 2017 USD ($) bbl $ / bbl	Nov. 30, 2016 USD ($)	Nov. 30, 2015 USD ($)
Derivative [Line Items]
Unrealized gains (losses) on fuel derivatives, net | $	$ 227	$ 236	$ (332)
Realized losses on fuel derivatives, net | $	(192)	(283)	(244)
Gains (losses) on fuel derivatives, net | $	$ 35	$ (47)	$ (576)
Fuel Derivatives 2018 Maturity [Domain]
Derivative [Line Items]
Barrels (in bbls) | bbl	5,700
Fuel Derivatives 2018 Maturity January 2014 Transaction Date
Derivative [Line Items]
Barrels (in bbls) | bbl	2,700
Weighted-Average Floor Price (in dollars per BBL)	75
Weighted-Average Ceiling Price (in dollars per BBL)	110
Fuel Derivatives 2018 Maturity October 2014 Transaction Date
Derivative [Line Items]
Barrels (in bbls) | bbl	3,000
Weighted-Average Floor Price (in dollars per BBL)	80
Weighted-Average Ceiling Price (in dollars per BBL)	114